United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Six months ended 04/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
Institutional	FMCRX
Service	FMDCX
R6	FMCLX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	16.7%
Financials	15.9%
Industrials	14.2%
Consumer Discretionary	11.4%
Real Estate	9.6%
Health Care	8.6%
Materials	7.7%
Utilities	5.4%
Consumer Staples	3.8%
Energy	3.3%
Telecommunication Services	0.3%
Securities Lending Collateral[2]	1.6%
Cash Equivalents[3]	3.4%
Derivative Contracts[4]	0.0%
Other Assets and Liabilities—Net[5]	(1.9)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.0%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—96.9%[1]
		Consumer Discretionary—11.4%
30,557	[2]	AMC Networks, Inc.	$1,823,642
47,872		Aaron's, Inc.	1,720,520
95,561		American Eagle Outfitters, Inc.	1,346,454
22,263		Big Lots, Inc.	1,124,059
27,654		Brinker International, Inc.	1,222,030
45,449		Brunswick Corp.	2,579,231
9,683	[2]	Buffalo Wild Wings, Inc.	1,525,557
41,390		CST Brands, Inc.	1,998,723
26,482	[2]	Cabela's, Inc., Class A	1,445,917
2,321		Cable One, Inc.	1,582,597
37,316		CalAtlantic Group, Inc.	1,351,585
26,414		Carter's, Inc.	2,431,144
24,649		Cheesecake Factory, Inc.	1,581,480
66,271		Chicos Fas, Inc.	915,865
7,018		Churchill Downs, Inc.	1,170,602
45,450		Cinemark Holdings, Inc.	1,963,440
29,613		Cooper Tire & Rubber Co.	1,134,178
9,896	[3]	Cracker Barrel Old Country Store, Inc.	1,585,240
79,514		Dana, Inc.	1,544,162
16,603	[2]	Deckers Outdoor Corp.	989,373
42,879		DeVry Education Group, Inc.	1,622,970
45,613		Dick's Sporting Goods, Inc.	2,305,737
21,611		Dillards, Inc., Class A	1,196,601
24,694		Domino's Pizza, Inc.	4,479,245
49,717		Dunkin' Brands Group, Inc.	2,777,192
56,953	[3]	GameStop Corp.	1,292,264
148,317		Gentex Corp.	3,062,746
2,585		Graham Holdings, Co.	1,555,394
19,128		HSN, Inc.	705,823
18,719	[2]	Helen of Troy Ltd.	1,759,586
15,636		International Speedway Corp., Class A	580,096
16,353		Jack in the Box, Inc.	1,667,515
41,248		KB Home	849,709
85,477	[2]	Kate Spade & Co.	1,487,300
67,210	[2]	Live Nation Entertainment, Inc.	2,161,474
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
17,749		Meredith Corp.	$1,039,204
58,979	[2]	Michaels Cos, Inc.,/The	1,377,749
11,854	[2]	Murphy USA, Inc.	824,683
1,809	[2]	NVR, Inc.	3,819,251
62,826		New York Times Co., Class A	907,836
288,364		Office Depot, Inc.	1,433,169
10,816	[2]	Panera Bread Co.	3,381,947
13,915	[3]	Papa Johns International, Inc.	1,100,120
90,508	[2,3]	Penney (J.C.) Co., Inc.	486,933
31,616	[3]	Polaris Industries, Inc.	2,695,580
20,823		Pool Corp.	2,490,847
79,439	[2]	Sally Beauty Holdings, Inc.	1,510,930
84,421		Service Corp. International	2,720,045
72,674	[2]	Skechers USA, Inc., Class A	1,835,018
22,311	[2]	Sothebys Holdings, Inc., Class A	1,056,649
42,759	[2]	TRI Pointe Group, Inc.	532,349
14,948	[2,3]	Tempur Sealy International, Inc.	701,809
23,492		Texas Roadhouse, Inc.	1,101,305
133,431		The Wendy's Co.	1,966,773
24,177		Thor Industries, Inc.	2,325,344
47,359		Time, Inc.	719,857
78,308		Toll Brothers, Inc.	2,818,305
27,972		Tupperware Brands Corp.	2,008,669
47,514	[2]	Urban Outfitters, Inc.	1,087,120
31,638		Wiley (John) & Sons, Inc., Class A	1,667,323
44,098		Williams-Sonoma, Inc.	2,383,497
		TOTAL	102,531,763
		Consumer Staples—3.8%
235,141	[2]	Avon Products, Inc.	1,140,434
21,308		Casey's General Stores, Inc.	2,387,988
24,222		Dean Foods Co.	478,142
28,913	[2]	Edgewell Personal Care Co.	2,066,990
31,899		Energizer Holdings, Inc.	1,889,378
100,749		Flowers Foods, Inc.	1,975,688
56,526	[2]	Hain Celestial Group, Inc.	2,090,897
38,325		Ingredion, Inc.	4,745,401
83,074		Lamb Weston Holdings, Inc.	3,468,339
6,897		Lancaster Colony Corp.	868,332
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
25,538		Nu Skin Enterprises, Inc.	$1,410,464
34,189	[2]	Post Holdings, Inc.	2,878,372
47,060		Snyders-Lance, Inc.	1,659,336
71,367	[2]	Sprouts Farmers Market, Inc.	1,592,198
7,819	[2]	The Boston Beer Co., Inc., Class A	1,128,673
11,638	[3]	Tootsie Roll Industries, Inc.	434,671
30,243	[2]	TreeHouse Foods, Inc.	2,649,287
28,455	[2]	United Natural Foods, Inc.	1,181,736
		TOTAL	34,046,326
		Energy—3.3%
121,254	[2]	CONSOL Energy, Inc.	1,840,636
5,677	[2]	Diamond Offshore Drilling, Inc.	81,862
21,094	[2]	Dril-Quip, Inc.	1,087,396
59,315	[2]	Energen Corp.	3,083,787
160,569		Ensco PLC	1,266,889
86,937	[2]	Gulfport Energy Corp.	1,380,560
77,548		HollyFrontier Corp.	2,182,201
181,710		Nabors Industries Ltd.	1,878,881
55,780		Noble Corp. PLC	267,744
54,710		Oceaneering International, Inc.	1,443,797
24,203	[2]	Oil States International, Inc.	720,039
57,079		PBF Energy, Inc.	1,274,003
103,911		Patterson-UTI Energy, Inc.	2,249,154
118,958	[2]	QEP Resources, Inc.	1,404,894
67,928	[2]	Rowan Companies PLC	955,747
30,975		SM Energy Co.	699,725
260,721	[2]	Southwestern Energy Co.	1,958,015
73,591	[2]	Superior Energy Services, Inc.	888,979
200,536	[2]	WPX Energy, Inc.	2,392,394
43,941		Western Refining, Inc.	1,515,525
38,997		World Fuel Services Corp.	1,436,260
		TOTAL	30,008,488
		Financials—15.9%
7,948	[2]	Alleghany Corp.	4,853,844
38,062		American Financial Group, Inc., Ohio	3,703,813
32,945		Aspen Insurance Holdings Ltd.	1,724,671
96,911		Associated Banc Corp.	2,413,084
43,606		Bancorpsouth, Inc.	1,327,803
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
17,202		Bank of Hawaii Corp.	$1,401,619
39,712		Bank of the Ozarks, Inc.	1,885,129
44,759		Berkley, W. R. Corp.	3,042,717
62,124		Brown & Brown	2,665,120
95,310		CNO Financial Group, Inc.	2,008,182
41,415		Cathay Bancorp, Inc.	1,575,841
35,836		Chemical Financial Corp.	1,700,418
47,265		Commerce Bancshares, Inc.	2,597,212
28,761		Cullen Frost Bankers, Inc.	2,714,751
83,472		East West Bancorp, Inc.	4,530,025
58,238		Eaton Vance Corp.	2,500,157
21,783		Everest Re Group Ltd.	5,482,999
139,772		FNB Corp.	1,990,353
21,208		FactSet Research Systems	3,462,418
49,328	[4]	Federated Investors, Inc.	1,322,977
46,245		First American Financial Corp.	2,007,495
99,673		First Horizon National Corp.	1,828,999
95,822		Fulton Financial Corp.	1,767,916
368,661	[2]	Genworth Financial, Inc., Class A	1,489,390
53,345		Hancock Holding Co.	2,491,211
27,084		Hanover Insurance Group, Inc.	2,390,705
32,730		International Bancshares Corp.	1,224,102
82,028		Janus Capital Group, Inc.	1,120,502
24,850		Kemper Corp.	977,847
57,297		Legg Mason, Inc.	2,141,762
27,464		MB Financial, Inc.	1,167,495
51,891		MSCI, Inc., Class A	5,205,705
19,247		Marketaxess Holdings, Inc.	3,705,432
11,797		Mercury General Corp.	725,397
225,371		New York Community Bancorp, Inc.	2,995,181
132,303		Old Republic International Corp.	2,736,026
61,939		PacWest Bancorp	3,059,167
22,886		Primerica, Inc.	1,917,847
49,444		PrivateBancorp, Inc.	2,856,380
35,202		Prosperity Bancshares, Inc.	2,365,574
34,364		Reinsurance Group of America, Inc.	4,296,874
22,033		RenaissanceRe Holdings Ltd.	3,132,432
69,616		SEI Investments Co.	3,530,227
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
217,640	[2]	SLM Holding Corp.	$2,729,206
26,946	[2]	SVB Financial Group	4,740,879
28,675	[2]	Signature Bank	3,970,054
27,595	[2]	Stifel Financial Corp.	1,348,568
74,485		Synovus Financial Corp.	3,113,473
88,307		TCF Financial Corp.	1,457,948
25,897	[2]	Texas Capital Bancshares, Inc.	1,970,762
38,135		Trustmark Corp.	1,266,845
21,829		UMB Financial Corp.	1,582,384
120,177		Umpqua Holdings Corp.	2,123,528
52,633		United Bankshares, Inc.	2,100,057
145,294		Valley National Bancorp	1,708,657
44,098		Washington Federal, Inc.	1,486,103
46,580		Webster Financial Corp. Waterbury	2,366,730
27,424		Wintrust Financial Corp.	1,943,265
		TOTAL	141,945,258
		Health Care—8.6%
24,761	[2]	Abiomed, Inc.	3,226,854
39,850	[2,3]	Acadia Healthcare Co., Inc.	1,736,663
31,205	[2]	Akorn, Inc.	1,043,807
38,725	[2]	Align Technology, Inc.	5,213,159
98,461	[2]	Allscripts Healthcare Solutions, Inc.	1,178,578
10,453	[2]	Bio Rad Laboratories, Inc., Class A	2,281,472
19,877		Bio-Techne Corp.	2,128,429
65,151	[2]	Bioverativ, Inc.	3,831,530
50,020	[2]	Catalent, Inc.	1,464,586
25,019	[2]	Charles River Laboratories International, Inc.	2,244,204
109,572	[2]	Endo International PLC	1,245,834
40,278	[2]	Globus Medical, Inc.	1,221,632
35,574	[2]	Halyard Health, Inc.	1,405,173
48,695		HealthSouth Corp.	2,283,795
29,876		Hill-Rom Holdings, Inc.	2,259,821
28,080	[2]	INC Research Holdings, Inc., Class A	1,263,600
13,882	[2]	LifePoint Health, Inc.	862,766
13,965	[2]	Livanova PLC	735,956
50,372	[2]	MEDNAX, Inc.	3,040,454
22,553	[2]	Masimo Corp.	2,317,095
24,225	[2]	Molina Healthcare, Inc.	1,206,163
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
32,386	[2]	NuVasive, Inc.	$2,348,309
19,490		Owens & Minor, Inc.	675,329
26,833	[2]	Parexel International Corp.	1,712,750
29,189	[2]	Prestige Brands Holdings, Inc.	1,675,740
75,411		ResMed, Inc.	5,127,194
45,752		Steris PLC	3,376,498
23,069		Teleflex, Inc.	4,772,745
17,539	[2,3]	Tenet Healthcare Corp.	274,836
26,687	[2]	United Therapeutics Corp.	3,354,556
41,586	[2]	VCA, Inc.	3,808,030
26,246	[2]	Wellcare Health Plans, Inc.	4,026,399
37,880		West Pharmaceutical Services, Inc.	3,486,096
		TOTAL	76,830,053
		Industrials—14.2%
83,265	[2]	AECOM	2,848,496
27,747		AGCO Corp.	1,775,531
44,639	[2]	Avis Budget Group, Inc.	1,361,490
34,622		Carlisle Cos., Inc.	3,510,325
19,669	[2]	Clean Harbors, Inc.	1,142,966
104,204	[2]	Copart, Inc.	3,219,904
25,154		Crane Co.	2,010,056
27,875		Curtiss Wright Corp.	2,605,197
26,580		Deluxe Corp.	1,911,368
67,219		Donaldson Co., Inc.	3,110,895
19,284		Dun & Bradstreet Corp.	2,113,719
11,818	[2]	Dycom Industries, Inc.	1,248,690
32,605		Emcor Group, Inc.	2,143,453
21,897		EnerSys, Inc.	1,819,860
14,589	[2]	Esterline Technologies Corp.	1,334,164
32,311	[2]	FTI Consulting, Inc.	1,117,637
13,276		GATX Corp.	795,232
31,546	[2]	Genesee & Wyoming, Inc., Class A	2,137,557
33,968		Graco, Inc.	3,663,449
12,159		Granite Construction, Inc.	640,901
22,186		HNI Corp.	1,037,417
27,574		Hubbell, Inc.	3,119,447
23,690		Huntington Ingalls Industries, Inc.	4,759,084
40,873		IDEX Corp.	4,281,855
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
35,608		ITT, Inc.	$1,500,165
180,869	[2]	Jet Blue Airways Corp.	3,948,370
44,454		KBR, Inc.	624,579
25,614	[2]	KLX, Inc.	1,211,542
39,740		Kennametal, Inc.	1,652,389
28,750	[2]	Kirby Corp.	2,029,750
22,555		Landstar System, Inc.	1,927,325
19,751		Lennox International, Inc.	3,266,618
31,348		Lincoln Electric Holdings	2,790,912
22,640		MSA Safety, Inc.	1,762,524
23,529		MSC Industrial Direct Co.	2,106,551
36,272		Manpower Group, Inc.	3,662,747
34,220		Miller Herman, Inc.	1,132,682
82,297	[2]	NOW, Inc.	1,399,872
27,337		Nordson Corp.	3,422,592
36,468		Old Dominion Freight Lines, Inc.	3,228,147
31,001		Orbital ATK, Inc.	3,069,099
45,311		OshKosh Truck Corp.	3,144,130
65,099		Pitney Bowes, Inc.	865,166
29,302		Regal Beloit Corp.	2,310,463
52,611		Rollins, Inc.	2,042,885
77,446		Smith (A.O.) Corp.	4,172,790
17,777	[2]	Teledyne Technologies, Inc.	2,396,873
54,406		Terex Corp.	1,903,122
36,836		Timken Co.	1,777,337
63,807		Toro Co.	4,142,350
63,077		Trinity Industries, Inc.	1,696,771
11,871		Valmont Industries, Inc.	1,808,547
46,277		Wabtec Corp.	3,882,178
12,956		Watsco, Inc.	1,798,293
7,606		Werner Enterprises, Inc.	207,644
35,330		Woodward, Inc.	2,390,781
		TOTAL	126,983,887
		Information Technology—16.7%
52,389	[2,3]	3D Systems Corp.	829,318
42,119	[2]	ACI Worldwide, Inc.	905,137
38,452	[2]	Acxiom Corp.	1,111,263
44,097	[2]	Ansys, Inc.	4,857,726
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
100,831	[2]	Arris International PLC	$2,620,598
47,735	[2]	Arrow Electronics, Inc.	3,365,317
58,046		Avnet, Inc.	2,245,800
22,112		Belden, Inc.	1,541,206
63,201		Broadridge Financial Solutions	4,420,278
213,651		Brocade Communications Systems, Inc.	2,685,593
74,625		CDK Global, Inc.	4,851,371
72,201	[2]	CIENA Corp.	1,654,125
143,226	[2]	Cadence Design Systems, Inc.	4,664,871
32,128	[2]	Cirrus Logic, Inc.	2,067,437
50,502		Cognex Corp.	4,309,841
12,409	[2]	Coherent, Inc.	2,675,380
30,532	[2]	Commvault Systems, Inc.	1,540,339
53,561		Convergys Corp.	1,205,658
55,162	[2]	CoreLogic, Inc.	2,357,624
53,625	[2]	Cree, Inc.	1,173,315
140,298		Cypress Semiconductor Corp.	1,965,575
17,261		DST Systems, Inc.	2,125,002
24,517		Diebold Nixdorf, Inc.	691,379
15,603		Fair Isaac & Co., Inc.	2,113,894
42,461	[2,3]	First Solar, Inc.	1,254,723
76,609	[2]	Fortinet, Inc.	2,987,751
41,576		Henry Jack & Associates, Inc.	4,029,546
18,976	[2]	IPG Photonics Corp.	2,397,048
69,242	[2]	Integrated Device Technology, Inc.	1,661,116
23,057		InterDigital, Inc.	2,072,824
26,238		j2 Global, Inc.	2,367,717
98,525		Jabil Circuit, Inc.	2,859,196
93,480	[2]	Keysight Technologies, Inc.	3,498,956
41,844	[2]	Knowles Corp.	741,894
66,669		Leidos Holdings, Inc.	3,510,790
11,312		Littelfuse, Inc.	1,743,745
32,007		LogMeIn, Inc.	3,616,791
38,555	[2]	Manhattan Associates, Inc.	1,800,133
35,070		Maximus, Inc.	2,138,919
58,727	[2]	Microsemi Corp.	2,756,645
15,104		Monolithic Power Systems	1,382,016
75,097	[2]	NCR Corp.	3,097,751
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
58,312		National Instruments Corp.	$2,035,672
45,764	[2]	NetScout Systems, Inc.	1,723,015
42,064	[2]	Neustar, Inc., Class A	1,396,525
52,835	[2]	PTC, Inc.	2,855,732
15,781		Plantronics, Inc.	861,643
107,388		Sabre Corp.	2,513,953
21,975		Science Applications International Corp.	1,603,955
20,731	[2]	Silicon Laboratories, Inc.	1,475,011
20,255	[2]	Synaptics, Inc.	1,109,366
15,995		Synnex Corp.	1,734,338
51,613	[2]	Take-Two Interactive Software, Inc.	3,243,877
19,034	[2]	Tech Data Corp.	1,820,602
119,072		Teradyne, Inc.	4,199,669
13,296	[2]	The Ultimate Sortware Group, Inc.	2,694,700
130,794	[2]	Trimble, Inc.	4,634,031
14,757	[2]	Tyler Technologies, Inc.	2,414,098
35,527	[2]	Verifone Systems, Inc.	658,671
71,504		Versum Materials, Inc.	2,289,558
21,048	[2]	ViaSat, Inc.	1,347,703
71,059		Vishay Intertechnology, Inc.	1,161,815
19,329	[2]	WEX, Inc.	1,961,120
20,530	[2]	WebMd Health Corp.	1,113,342
32,477	[2]	Zebra Technologies Co., Class A	3,061,607
		TOTAL	149,805,611
		Materials—7.7%
32,855	[3]	Allegheny Technologies, Inc.	602,889
33,777		Aptargroup, Inc.	2,712,293
31,872		Ashland Global Holdings, Inc.	3,936,192
39,536		Bemis Co., Inc.	1,776,352
39,940		Cabot Corp.	2,403,989
13,072		Carpenter Technology Corp.	530,723
108,532		Chemours Co./The	4,372,754
56,029		Commercial Metals Corp.	1,044,381
11,393		Compass Minerals International, Inc.	751,938
21,214		Domtar Corp.	841,135
29,751		Eagle Materials, Inc.	2,855,203
11,926		Greif, Inc., Class A	699,102
93,263	[2]	Louisiana-Pacific Corp.	2,400,590
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
17,185		Minerals Technologies, Inc.	$1,352,460
5,036		Newmarket Corp.	2,370,445
83,976		Olin Corp.	2,698,149
83,099	[2]	Owens-Illinois, Inc.	1,813,220
48,388		Packaging Corp. of America	4,779,767
45,618		Polyone Corp.	1,788,682
71,515		RPM International, Inc.	3,758,828
37,576		Reliance Steel & Aluminum Co.	2,961,740
32,865		Royal Gold, Inc.	2,322,898
23,925		Scotts Co.	2,311,155
22,152		Sensient Technologies Corp.	1,812,034
21,046		Silgan Holdings, Inc.	1,275,809
43,818		Sonoco Products Co.	2,292,120
124,450		Steel Dynamics, Inc.	4,497,623
102,994		United States Steel Corp.	2,298,826
37,653		Valspar Corp.	4,233,703
31,424		Worthington Industries, Inc.	1,366,944
		TOTAL	68,861,944
		Real Estate—9.6%
22,172		Alexander and Baldwin, Inc.	1,020,134
71,660		American Campus Communities, Inc.	3,395,967
40,460		Camden Property Trust	3,331,072
45,728		Care Capital Properties, Inc.	1,228,711
63,013		CoreCivic, Inc.	2,170,798
64,708		Corporate Office Properties Trust	2,118,540
214,191		Cousins Properties, Inc.	1,818,482
39,329		Cyrusone, Inc.	2,148,937
57,477		DCT Industrial Trust, Inc.	2,906,037
87,605		Douglas Emmett, Inc.	3,300,080
189,633		Duke Realty Corp.	5,258,523
34,781		EPR Properties	2,528,927
27,382		Education Realty Trust, Inc.	1,061,600
77,926		First Industrial Realty Trust	2,192,838
50,460		Geo Group, Inc.	1,681,327
63,794		Healthcare Realty Trust, Inc.	2,092,443
55,006		Highwoods Properties, Inc.	2,798,705
100,109		Hospitality Properties Trust	3,186,469
19,775		Jones Lang LaSalle, Inc.	2,271,356
Semi-Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued[1]
		Real Estate—continued
57,264		Kilroy Realty Corp.	$4,038,830
42,243		Lamar Advertising Co., Class A	3,044,453
62,176		LaSalle Hotel Properties	1,775,747
79,264		Liberty Property Trust	3,215,740
19,142		Life Storeage, Inc.	1,500,541
31,036		Mack-Cali Realty Corp.	839,524
156,073		Medical Properties Trust, Inc.	2,039,874
79,101		National Retail Properties, Inc.	3,339,644
105,803		Omega Healthcare Investors	3,491,499
31,000		Potlatch Corp.	1,396,550
47,160	[2]	Quality Care Properties, Inc.	818,226
49,251		Rayonier, Inc.	1,389,863
128,790		Senior Housing Properties Trust	2,771,561
53,114		Tanger Factory Outlet Centers, Inc.	1,656,626
33,014		Taubman Centers, Inc.	2,065,026
78,280		Uniti Group, Inc.	2,149,569
46,488		Urban Edge Properties	1,185,444
94,881		Washington Prime Group, Inc.	834,953
64,366		Weingarten Realty Investors	2,109,274
		TOTAL	86,173,890
		Telecommunication Services—0.3%
649,153	[3]	Frontier Communications Corp.	1,220,408
52,381		Telephone and Data System, Inc.	1,438,382
		TOTAL	2,658,790
		Utilities—5.4%
95,068		Aqua America, Inc.	3,145,800
56,179		Atmos Energy Corp.	4,551,623
21,369		Black Hills Corp.	1,453,519
115,842		Great Plains Energy, Inc.	3,427,765
59,601		Hawaiian Electric Industries, Inc.	1,997,826
27,470		Idacorp, Inc.	2,321,764
118,447		MDU Resources Group, Inc.	3,186,224
51,887		National Fuel Gas Co.	2,873,502
33,909		New Jersey Resources Corp.	1,368,228
26,840		Northwestern Corp.	1,604,495
102,196		OGE Energy Corp.	3,554,377
27,645		ONE Gas, Inc.	1,902,805
44,122		PNM Resources, Inc.	1,643,545
Semi-Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
30,239		Southwest Gas Holdings, Inc.	$2,532,819
88,754		UGI Corp.	4,451,901
42,122		Vectren Corp.	2,502,889
21,534		WGL Holdings, Inc.	1,775,694
75,778		Westar Energy, Inc.	3,942,729
		TOTAL	48,237,505
		TOTAL COMMON STOCKS (IDENTIFIED COST $538,511,803)	868,083,515
		INVESTMENT COMPANIES—5.0%[4]
13,948,565	[5]	Federated Government Obligations Fund, Institutional Shares, 0.65%[6]	13,948,565
30,480,177		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[6]	30,489,321
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $44,432,854)	44,437,886
		TOTAL INVESTMENTS—101.9% (IDENTIFIED COST $582,944,657)[7]	912,521,401
		OTHER ASSETS AND LIABILITIES - NET—(1.9)%[8]	(17,094,115)
		TOTAL NET ASSETS—100%	$895,427,286
At April 30, 2017, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P MidCap 400 E-Mini Long Futures	160	$27,680,000	June 2017	$303,286
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $27,680,000 at April 30, 2017, which represents 3.1% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holdings.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Semi-Annual Shareholder Report
13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,				Period Ended 10/31/2012[1]
		2016	2015	2014	2013
Net Asset Value, Beginning of Period	$25.13	$27.25	$29.32	$27.33	$22.40	$20.25
Income From Investment Operations:
Net investment income	0.11[2]	0.34[2]	0.32	0.32	0.30[2]	0.16
Net realized and unrealized gain on investments and futures contracts	3.66	1.03	0.57	2.76	6.80	2.17
TOTAL FROM INVESTMENT OPERATIONS	3.77	1.37	0.89	3.08	7.10	2.33
Less Distributions:
Distributions from net investment income	(0.19)	(0.32)	(0.33)	(0.31)	(0.32)	(0.18)
Distributions from net realized gain on investments and futures contracts	(2.58)	(3.17)	(2.63)	(0.78)	(1.85)	—
TOTAL DISTRIBUTIONS	(2.77)	(3.49)	(2.96)	(1.09)	(2.17)	(0.18)
Net Asset Value, End of Period	$26.13	$25.13	$27.25	$29.32	$27.33	$22.40
Total Return[3]	15.60%	5.85%	3.17%	11.61%	33.47%	11.51%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	0.30%	0.30%	0.29%	0.29%	0.29%[4]
Net investment income	0.86%[4]	1.40%	1.15%	1.14%	1.20%	1.17%[4]
Expense waiver/reimbursement[5]	0.11%[4]	0.10%	0.10%	0.11%	0.16%	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$184,871	$161,135	$153,751	$138,394	$105,147	$37,696
Portfolio turnover	17%	33%	36%	37%	27%	18%[6]
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2011 to October 31, 2012.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$25.15	$27.26	$29.33	$27.35	$22.41	$21.19
Income From Investment Operations:
Net investment income	0.08[1]	0.28[1]	0.25	0.25	0.26[1]	0.19
Net realized and unrealized gain on investments and futures contracts	3.64	1.04	0.57	2.75	6.79	2.16
TOTAL FROM INVESTMENT OPERATIONS	3.72	1.32	0.82	3.00	7.05	2.35
Less Distributions:
Distributions from net investment income	(0.15)	(0.26)	(0.26)	(0.24)	(0.26)	(0.19)
Distributions from net realized gain on investments and futures contracts	(2.58)	(3.17)	(2.63)	(0.78)	(1.85)	(0.94)
TOTAL DISTRIBUTIONS	(2.73)	(3.43)	(2.89)	(1.02)	(2.11)	(1.13)
Net Asset Value, End of Period	$26.14	$25.15	$27.26	$29.33	$27.35	$22.41
Total Return[2]	15.41%	5.64%	2.91%	11.29%	33.18%	11.59%
Ratios to Average Net Assets:
Net expenses	0.56%[3]	0.55%	0.55%	0.54%	0.54%	0.54%
Net investment income	0.63%[3]	1.16%	0.91%	0.89%	1.05%	0.88%
Expense waiver/reimbursement[4]	0.09%[3]	0.10%	0.10%	0.11%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$696,869	$660,471	$763,853	$902,685	$902,823	$923,634
Portfolio turnover	17%	33%	36%	27%	27%	18%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$25.15	$25.29
Income From Investment Operations:
Net investment income	0.06[2]	0.01[2]
Net realized and unrealized gain (loss) on investments and futures contracts	3.71	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	3.77	(0.14)
Less Distributions:
Distributions from net investment income	(0.19)	—
Distributions from net realized gain on investments and futures contracts	(2.58)	—
TOTAL DISTRIBUTIONS	(2.77)	—
Net Asset Value, End of Period	$26.15	$25.15
Total Return[3]	15.60%	(0.55)%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.26%[4]
Net investment income	0.50%[4]	0.52%[4]
Expense waiver/reimbursement	0.06%[4]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,687	$0[5]
Portfolio turnover	17%	33%[6]
1	Reflects operations for the period from October 17, 2016 (date of initial investment) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2015 to October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $13,372,321 of securities loaned and $45,760,863 of investment in affiliated holdings (identified cost $582,944,657)		$912,521,401
Restricted cash (Note 2)		1,120,000
Income receivable		427,466
Receivable for investments sold		387,016
Receivable for shares sold		610,430
TOTAL ASSETS		915,066,313
Liabilities:
Payable for investments purchased	$1,632,736
Payable for shares redeemed	3,692,103
Payable for daily variation margin on futures contracts	92,792
Payable for collateral due to broker for securities lending	13,948,565
Payable to adviser (Note 5)	17,849
Payable for other service fees (Notes 2 and 5)	139,524
Accrued expenses (Note 5)	115,458
TOTAL LIABILITIES		19,639,027
Net assets for 34,257,468 shares outstanding		$895,427,286
Net Assets Consist of:
Paid-in capital		$516,202,027
Net unrealized appreciation of investments and futures contracts		329,880,030
Accumulated net realized gain on investments and futures contracts		50,763,241
Distributions in excess of net investment income		(1,418,012)
TOTAL NET ASSETS		$895,427,286
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($184,870,965 ÷ 7,075,950 shares outstanding), no par value, unlimited shares authorized	$26.13
Offering price per share	$26.13
Redemption proceeds per share	$26.13
Service Shares:
Net asset value per share ($696,869,117 ÷ 26,658,051 shares outstanding), no par value, unlimited shares authorized	$26.14
Offering price per share	$26.14
Redemption proceeds per share	$26.14
Class R6 Shares:
Net asset value per share ($13,687,204 ÷ 523,467 shares outstanding), no par value, unlimited shares authorized	$26.15
Offering price per share	$26.15
Redemption proceeds per share	$26.15
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Dividends (including $155,313 received from affiliated holdings (Note 5))			$5,174,820
Interest (including income on securities loaned of $69,525)			69,734
TOTAL INCOME			5,244,554
Expenses:
Management fee (Note 5)		$1,330,062
Custodian fees		27,457
Transfer agent fee (Note 2)		258,624
Directors'/Trustees' fees (Note 5)		5,608
Auditing fees		14,530
Legal fees		7,057
Portfolio accounting fees		63,090
Other service fees (Notes 2 and 5)		852,364
Share registration costs		35,477
Printing and postage		22,617
Miscellaneous (Note 5)		24,249
TOTAL EXPENSES		2,641,135
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(274,601)
Reimbursement of other operating expenses (Note 2)	(127,680)
TOTAL WAIVER AND REIMBURSEMENTS		(402,281)
Net expenses			2,238,854
Net investment income			3,005,700
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $27,803 on sales of investments in an affiliated holding (Note 5))			55,339,710
Net realized gain on futures contracts			2,210,823
Net change in unrealized appreciation of investments			64,288,435
Net change in unrealized depreciation of futures contracts			525,373
Net realized and unrealized gain on investments and futures contracts			122,364,341
Change in net assets resulting from operations			$125,370,041
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,005,700	$10,243,046
Net realized gain on investments and futures contracts	57,550,533	83,651,108
Net change in unrealized appreciation/depreciation of investments and futures contracts	64,813,808	(49,241,627)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	125,370,041	44,652,527
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,322,675)	(2,083,590)
Service Shares	(4,338,671)	(7,536,173)
Class R6 Shares	(21,477)	—
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(16,544,841)	(17,617,106)
Service Shares	(67,197,783)	(87,462,546)
Class R6 Shares	(10)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(89,425,457)	(114,699,415)
Share Transactions:
Proceeds from sale of shares	146,046,322	167,823,831
Net asset value of shares issued to shareholders in payment of distributions declared	86,849,376	112,067,229
Cost of shares redeemed	(195,019,563)	(305,841,687)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	37,876,135	(25,950,627)
Change in net assets	73,820,719	(95,997,515)
Net Assets:
Beginning of period	821,606,567	917,604,082
End of period (including undistributed (distributions in excess of) net investment income of $(1,418,012) and $1,259,111, respectively)	$895,427,286	$821,606,567
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report
22

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report
23

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Class R6 Shares may bear other service fees and transfer agent fees unique to those classes.
Semi-Annual Shareholder Report
24

The detail of the total fund expense waiver and reimbursements of $402,281 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$62,198	$(41,988)
Service Shares	196,102	(85,692)
Class R6 Shares	324	—
TOTAL	$258,624	$(127,680)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$852,364
For the six months ended April 30, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield, maintain exposure to the S&P Mid Cap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $29,379,854. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$13,372,321	$13,948,565
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Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin on futures contracts	$(303,286)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,210,823

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$525,373
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,897,990	$48,705,780	2,459,630	$58,334,049
Shares issued to shareholders in payment of distributions declared	694,668	17,281,137	810,838	19,388,609
Shares redeemed	(1,927,545)	(49,200,915)	(2,501,908)	(60,651,408)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	665,113	$16,786,002	768,560	$17,071,250
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	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,234,024	$83,321,589	4,502,361	$109,489,682
Shares issued to shareholders in payment of distributions declared	2,796,256	69,546,763	3,877,092	92,678,620
Shares redeemed	(5,635,725)	(145,163,520)	(10,133,958)	(245,190,279)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	394,555	$7,704,832	(1,754,505)	$(43,021,977)

	Six Months Ended 4/30/2017		Period Ended 10/31/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	547,847	$14,018,953	4	$100
Shares issued to shareholders in payment of distributions declared	841	21,476	—	—
Shares redeemed	(25,225)	(655,128)	(—)	(—)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	523,463	$13,385,301	4	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,583,131	$37,876,135	(985,941)	$(25,950,627)
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $582,944,657. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $329,576,744. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $343,514,387 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,937,643.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the Manager voluntarily waived $255,630 of its fee.
Other Service Fees
For the six months ended April 30, 2017, FSSC received $5,359 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30%, 0.55% and 0.29% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”):
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(a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $84,225 and $818,947, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2017, the Manager reimbursed $18,971. Transactions involving the affiliated holdings during the six months ended April 30, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Investors, Inc.	52,861	—	(3,533)	49,328	$1,322,977	$13,215
Federated Government Obligations Fund, Institutional Shares	18,424,117	81,328,567	(85,804,119)	13,948,565	$13,948,565	$31,623
Federated Institutional Prime Value Obligations Fund, Institutional Shares	13,162,383	117,288,424	(99,970,630)	30,480,177	$30,489,321	$110,475
TOTAL OF AFFILIATED TRANSACTIONS	31,639,361	198,616,991	(185,778,282)	44,478,070	$45,760,863	$155,313
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$148,655,861
Sales	$204,994,089
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,156.10	$1.66
Service Shares	$1,000	$1,154.10	$2.99
Class R6 Shares	$1,000	$1,156.00	$1.60
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.30	$1.56
Service Shares	$1,000	$1,022.00	$2.81
Class R6 Shares	$1,000	$1,023.30	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Evaluation and Approval of Advisory Contract–May 2016
Federated mid-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year and three-year periods covered by the Senior Officer's Evaluation the Fund's performance was above the median of the relevant peer group and for the five-year period was at the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit
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Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent
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marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
40

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	22.0%
Financials	13.8%
Health Care	13.7%
Consumer Discretionary	12.3%
Industrials	9.9%
Consumer Staples	9.1%
Energy	6.2%
Utilities	3.1%
Real Estate	2.9%
Materials	2.8%
Telecommunication Services	2.3%
Derivative Contracts[2]	0.0%
Securities Lending Collateral[3]	0.2%
Cash Equivalents[4]	1.5%
Other Assets and Liabilities—Net[5]	0.2%
TOTAL[6]	100.0%
1	Except for Derivative Contracts, Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 99.8%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%[1]
		Consumer Discretionary—12.3%
162		Advance Auto Parts, Inc.	$23,027
8,888	[2]	Amazon.com, Inc.	8,221,311
2,500	[2]	AutoNation, Inc.	105,000
707	[2]	AutoZone, Inc.	489,378
4,556		Bed Bath & Beyond, Inc.	176,545
11,297		Best Buy Co., Inc.	585,298
14,183		Block (H&R), Inc.	351,597
3,457		BorgWarner, Inc.	146,162
7,711		CBS Corp., Class B	513,244
3,498	[2]	CarMax, Inc.	204,633
5,428		Carnival Corp.	335,288
4,144	[2]	Charter Communications, Inc.	1,430,343
174	[2]	Chipotle Mexican Grill, Inc.	82,558
7,498		Coach, Inc.	295,346
108,072		Comcast Corp., Class A	4,235,342
859		D. R. Horton, Inc.	28,253
8,771	[2]	DISH Network Corp., Class A	565,203
3,415		Darden Restaurants, Inc.	290,924
6,646		Delphi Automotive PLC	534,338
2,627	[2]	Discovery Communications, Inc., Class A	75,605
5,712	[2]	Discovery Communications, Inc., Class C	159,822
2,588		Dollar General Corp.	188,173
5,277	[2]	Dollar Tree, Inc.	436,777
2,555		Expedia, Inc.	341,655
2,380		Foot Locker, Inc.	184,069
91,758		Ford Motor Co.	1,052,464
3,644		Gap (The), Inc.	95,473
7,002		Garmin Ltd.	355,982
32,019		General Motors Co.	1,109,138
903		Genuine Parts Co.	83,094
6,935		Goodyear Tire & Rubber Co.	251,255
9,467		Hanesbrands, Inc.	206,475
3,412		Harley Davidson, Inc.	193,836
2,616		Hasbro, Inc.	259,272
25,951		Home Depot, Inc.	4,050,951
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
9,680		Kohl's Corp.	$377,810
807		L Brands, Inc.	42,618
8,471	[2]	LKQ Corp.	264,634
3,939		Leggett and Platt, Inc.	206,955
5,458		Lennar Corp., Class A	275,629
19,826		Lowe's Cos., Inc.	1,682,831
5,349		Macy's, Inc.	156,298
9,720		Marriott International, Inc., Class A	917,762
9,127		Mattel, Inc.	204,627
18,851		McDonald's Corp.	2,637,820
9,779	[2]	Michael Kors Holdings Ltd.	365,050
1,623	[2]	Mohawk Industries, Inc.	381,064
8,120	[2]	NetFlix, Inc.	1,235,864
9,938		Newell Brands, Inc.	474,440
916		News Corp.	11,908
6,792		News Corp., Class A	86,394
25,915		Nike, Inc., Class B	1,435,950
7,777	[3]	Nordstrom, Inc.	375,396
2,239	[2]	O'Reilly Automotive, Inc.	555,608
5,838		Omnicom Group, Inc.	479,417
2,102		PVH Corp.	212,365
4,747		Pulte Group, Inc.	107,614
4,118		Ralph Lauren Corp.	332,405
12,324		Ross Stores, Inc.	801,060
3,743		Royal Caribbean Cruises, Ltd.	399,004
1,576		Scripps Networks Interactive	117,759
1,680		Signet Jewelers Ltd.	110,611
41,015		Staples, Inc.	400,717
33,745		Starbucks Corp.	2,026,725
15,300		TJX Cos., Inc.	1,203,192
13,401		Target Corp.	748,446
3,076		Tegna, Inc.	78,376
1,084	[2]	The Priceline Group, Inc.	2,001,953
1,903		Tiffany & Co.	174,410
19,824		Time Warner, Inc.	1,967,928
2,960		Tractor Supply Co.	183,254
2,323	[2]	TripAdvisor, Inc.	104,558
24,051		Twenty-First Century Fox, Inc.	734,518
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
11,761		Twenty-First Century Fox, Inc., Class B	$351,183
2,127	[2]	Ulta Beauty, Inc.	598,623
2,984	[2,3]	Under Armour, Inc., Class A	64,126
2,893	[2]	Under Armour, Inc., Class C	56,153
3,220		V.F. Corp.	175,909
7,632		Viacom, Inc., Class B - New	324,818
33,256		Walt Disney Co.	3,844,394
346		Whirlpool Corp.	64,245
2,827		Wyndham Worldwide Corp.	269,441
1,510		Wynn Resorts Ltd.	185,745
8,312		Yum! Brands, Inc.	546,514
		TOTAL	58,011,952
		Consumer Staples—9.1%
40,722		Altria Group, Inc.	2,923,025
11,864		Archer-Daniels-Midland Co.	542,778
4,981		Brown-Forman Corp., Class B	235,701
23,736		CVS Health Corp.	1,956,796
8,287		Campbell Soup Co.	476,834
6,669		Church and Dwight, Inc.	330,316
2,964		Clorox Co.	396,257
20,556		Colgate-Palmolive Co.	1,480,854
14,895		ConAgra Brands, Inc.	577,628
3,932		Constellation Brands, Inc., Class A	678,427
10,105		Costco Wholesale Corp.	1,793,840
10,417		Coty, Inc., Class A	185,943
4,612		Dr. Pepper Snapple Group, Inc.	422,690
5,557		Estee Lauder Cos., Inc., Class A	484,237
13,854		General Mills, Inc.	796,744
5,260		Hershey Foods Corp.	569,132
5,091		Kellogg Co.	361,461
8,374		Kimberly-Clark Corp.	1,086,526
12,968		Kraft Heinz Co./The	1,172,178
12,995		Kroger Co.	385,302
3,020		McCormick & Co., Inc.	301,698
3,616		Mead Johnson Nutrition Co.	320,812
4,632		Molson Coors Brewing Co., Class B	444,162
35,494		Mondelez International, Inc.	1,598,295
9,775	[2]	Monster Beverage Corp.	443,589
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
32,637		PepsiCo, Inc.	$3,697,119
32,978		Phillip Morris International, Inc.	3,655,281
55,194		Procter & Gamble Co.	4,820,092
19,424		Reynolds American, Inc.	1,252,848
2,562		Smucker (J.M.) Co.	324,657
10,339		Sysco Corp.	546,623
81,779		The Coca-Cola Co.	3,528,764
10,199		Tyson Foods, Inc., Class A	655,388
34,653		Wal-Mart Stores, Inc.	2,605,213
19,615		Walgreens Boots Alliance, Inc.	1,697,482
7,560		Whole Foods Market, Inc.	274,957
		TOTAL	43,023,649
		Energy—6.2%
16,258		Anadarko Petroleum Corp.	927,031
7,669		Apache Corp.	373,020
13,562		Baker Hughes, Inc.	805,176
9,614		Cabot Oil & Gas Corp., Class A	223,429
42,311		Chevron Corp.	4,514,584
4,053		Cimarex Energy Co.	472,904
2,990	[2]	Concho Resources, Inc.	378,713
26,894		ConocoPhillips	1,288,492
10,711		Devon Energy Corp.	422,977
15,430		EOG Resources, Inc.	1,427,275
3,131		EQT Corp.	182,036
94,176		Exxon Mobil Corp.	7,689,470
18,666		Halliburton Co.	856,396
1,775		Helmerich & Payne, Inc.	107,636
1,327		Hess Corp.	64,797
44,038		Kinder Morgan, Inc.	908,504
16,161		Marathon Oil Corp.	240,314
7,409		Marathon Petroleum Corp.	377,415
7,372		National Oilwell Varco, Inc.	257,799
3,168	[2]	Newfield Exploration Co.	109,676
8,472		Noble Energy, Inc.	273,900
9,091		ONEOK, Inc.	478,278
17,978		Occidental Petroleum Corp.	1,106,366
10,539		Phillips 66	838,483
3,582		Pioneer Natural Resources, Inc.	619,650
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
2,581		Range Resources Corp.	$68,371
32,053		Schlumberger Ltd.	2,326,727
11,983	[2]	TechnipFMC PLC	361,048
6,007	[2]	Transocean Ltd.	66,257
6,819		Valero Energy Corp.	440,576
26,700		Williams Companies, Inc.	817,821
		TOTAL	29,025,121
		Financials—13.8%
9,700		Aflac, Inc.	726,336
8,800		Allstate Corp.	715,352
16,997		American Express Co.	1,347,012
20,277		American International Group, Inc.	1,235,072
3,135		Ameriprise Financial, Inc.	400,810
7,862		Aon PLC	942,182
19,226		BB&T Corp.	830,179
224,504		Bank of America Corp.	5,239,923
43,144	[2]	Berkshire Hathaway, Inc., Class B	7,127,820
2,865		Blackrock, Inc.	1,101,793
1,498		CBOE Holdings, Inc.	123,450
5,820		CME Group, Inc.	676,226
13,408		Capital One Financial Corp.	1,077,735
8,841		Chubb Ltd.	1,213,427
4,002		Cincinnati Financial Corp.	288,504
66,325		Citigroup, Inc.	3,921,134
10,250		Citizens Financial Group, Inc.	376,278
3,328		Comerica, Inc.	235,290
8,054		Discover Financial Services	504,100
12,638	[2]	E*Trade Financial Corp.	436,643
18,674		Fifth Third Bancorp	456,206
8,836		Franklin Resources, Inc.	380,920
3,221		Gallagher (Arthur J.) & Co.	179,764
8,178		Goldman Sachs Group, Inc.	1,830,236
9,387		Hartford Financial Services Group, Inc.	453,955
21,663		Huntington Bancshares, Inc.	278,586
14,198		Intercontinental Exchange, Inc.	854,720
2,054		Invesco Ltd.	67,659
78,126		J.P. Morgan Chase & Co.	6,796,962
21,714		KeyCorp	396,063
Semi-Annual Shareholder Report

Shares		Value
	COMMON STOCKS—continued[1]
	Financials—continued
15,962	Leucadia National Corp.	$405,275
4,419	Lincoln National Corp.	291,345
7,206	Loews Corp.	335,944
3,722	M & T Bank Corp.	578,436
12,244	Marsh & McLennan Cos., Inc.	907,648
23,693	MetLife, Inc.	1,227,534
3,591	Moody's Corp.	424,887
31,446	Morgan Stanley	1,363,813
3,246	NASDAQ, Inc.	223,552
22,324	Navient Corp.	339,325
5,368	Northern Trust Corp.	483,120
11,343	PNC Financial Services Group	1,358,324
9,598	People's United Financial, Inc.	167,677
5,318	Principal Financial Group	346,361
18,874	Progressive Corp., Ohio	749,675
11,774	Prudential Financial	1,260,171
2,295	Raymond James Financial, Inc.	171,023
42,534	Regions Financial Corp.	584,843
5,483	S&P Global, Inc.	735,764
26,367	Schwab (Charles) Corp.	1,024,358
7,634	State Street Corp.	640,493
7,142	SunTrust Banks, Inc.	405,737
16,102	Synchrony Financial	447,636
2,289	T. Rowe Price Group, Inc.	162,267
24,374	The Bank of New York Mellon Corp.	1,147,040
6,690	The Travelers Cos, Inc.	813,905
5,402	Torchmark Corp.	414,387
36,790	U.S. Bancorp	1,886,591
4,220	Unum Group	195,513
97,775	Wells Fargo & Co.	5,264,206
1,093	Willis Towers Watson PLC	144,954
208	XL Group Ltd.	8,705
3,530	Zions Bancorp	141,306
	TOTAL	64,866,152
	Health Care—13.7%
38,591	Abbott Laboratories	1,684,111
36,096	AbbVie, Inc.	2,380,170
7,834	Aetna, Inc.	1,058,138
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
7,246		Agilent Technologies, Inc.	$398,892
4,880	[2]	Alexion Pharmaceuticals, Inc.	623,566
6,605		Allergan PLC	1,610,695
1,107		AmerisourceBergen Corp.	90,829
16,883		Amgen, Inc.	2,757,332
5,695		Anthem, Inc.	1,013,084
865		Bard (C.R.), Inc.	265,970
11,871		Baxter International, Inc.	660,977
4,691		Becton, Dickinson & Co.	877,076
4,878	[2]	Biogen, Inc.	1,322,962
28,884	[2]	Boston Scientific Corp.	761,960
33,740		Bristol-Myers Squibb Co.	1,891,127
7,323		Cigna Corp.	1,145,097
4,337		Cardinal Health, Inc.	314,823
17,306	[2]	Celgene Corp.	2,146,809
7,246	[2]	Centene Corp.	539,102
7,443	[2]	Cerner Corp.	481,934
2,295		Cooper Cos., Inc.	459,757
14,308		Danaher Corp.	1,192,286
3,964	[2]	Davita, Inc.	273,556
1,530		Dentsply Sirona, Inc.	96,757
2,316	[2]	Edwards Lifesciences Corp.	253,996
3,057	[2]	Envision Healthcare Corp.	171,284
14,387	[2]	Express Scripts Holding Co.	882,499
30,182		Gilead Sciences, Inc.	2,068,976
7,066	[2]	HCA Holdings, Inc.	595,028
2,057	[2]	Henry Schein, Inc.	357,507
6,275	[2]	Hologic, Inc.	283,316
2,320		Humana, Inc.	514,994
3,508	[2]	IDEXX Laboratories, Inc.	588,397
1,857	[2]	Illumina, Inc.	343,285
5,530	[2]	Incyte Genomics, Inc.	687,268
807	[2]	Intuitive Surgical, Inc.	674,547
61,617		Johnson & Johnson	7,607,851
2,144	[2]	Laboratory Corp. of America Holdings	300,482
22,094		Lilly (Eli) & Co.	1,813,034
1,702	[2]	Mallinckrodt PLC	79,858
6,337		McKesson Corp.	876,344
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
31,468		Medtronic PLC	$2,614,676
65,579		Merck & Co., Inc.	4,087,539
489	[2]	Mettler Toledo International, Inc.	251,062
9,436	[2]	Mylan NV	352,435
1,801		Patterson Companies, Inc.	80,126
3,300		PerkinElmer, Inc.	196,053
2,586		Perrigo Co. PLC	191,209
135,199		Pfizer, Inc.	4,585,950
2,637		Quest Diagnostics, Inc.	278,230
2,304	[2]	Regeneron Pharmaceuticals, Inc.	895,081
7,159		Stryker Corp.	976,273
7,354		Thermo Fisher Scientific, Inc.	1,215,837
21,504		UnitedHealth Group, Inc.	3,760,620
2,399		Universal Health Services, Inc., Class B	289,703
1,597	[2]	Varian Medical Systems, Inc.	144,912
7,646	[2]	Vertex Pharmaceuticals, Inc.	904,522
2,039	[2]	Waters Corp.	346,406
6,472		Zimmer Biomet Holdings, Inc.	774,375
10,259		Zoetis, Inc.	575,632
		TOTAL	64,666,317
		Industrials—9.9%
13,703		3M Co.	2,683,459
6,033		AMETEK, Inc.	345,088
2,407		Alaska Air Group, Inc.	204,812
2,455		Allegion PLC	193,061
10,394		American Airlines Group, Inc.	442,992
8,257		Arconic, Inc.	225,664
14,154		Boeing Co. (The)	2,616,084
243		C.H. Robinson Worldwide, Inc.	17,666
19,947		CSX Corp.	1,014,105
15,725		Caterpillar, Inc.	1,608,039
11		Cintas Corp.	1,347
4,990		Cummins, Inc.	753,191
8,700		Deere & Co.	971,007
17,471		Delta Air Lines, Inc.	793,882
2,930		Dover Corp.	231,118
10,782		Eaton Corp. PLC	815,550
14,758		Emerson Electric Co.	889,612
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
3,049		Equifax, Inc.	$412,560
2,030		Fastenal Co.	90,700
5,296		FedEx Corp.	1,004,651
2,493		Flowserve Corp.	126,819
7,416		Fluor Corp.	380,589
2,921		Fortive Corp.	184,782
3,641		Fortune Brands Home & Security, Inc.	232,077
6,420		General Dynamics Corp.	1,244,132
189,223		General Electric Co.	5,485,575
17,550		Honeywell International, Inc.	2,301,507
2,448		Hunt (J.B.) Transportation Services, Inc.	219,488
6,699		Illinois Tool Works, Inc.	925,065
6,132		Ingersoll-Rand PLC	544,215
6,861		Jacobs Engineering Group, Inc.	376,806
15,671		Johnson Controls International PLC	651,443
2,945		Kansas City Southern Industries, Inc.	265,256
1,579		L3 Technologies, Inc.	271,225
5,809		Lockheed Martin Corp.	1,565,235
6,710		Masco Corp.	248,404
8,635		Nielsen Holdings PLC	355,158
6,160		Norfolk Southern Corp.	723,738
4,133		Northrop Grumman Corp.	1,016,553
7,252		PACCAR, Inc.	483,926
2,718		Parker-Hannifin Corp.	437,054
4,101		Pentair PLC	264,556
2,183	[2]	Quanta Services, Inc.	77,366
6,912		Raytheon Co.	1,072,812
4,475		Republic Services, Inc.	281,880
3,196		Robert Half International, Inc.	147,176
2,607		Rockwell Automation, Inc.	410,211
1,330		Rockwell Collins	138,440
2,518		Roper Technologies, Inc.	550,687
597		Ryder Systems, Inc.	40,542
18,150		Southwest Airlines Co.	1,020,393
3,562		Stanley Black & Decker, Inc.	484,966
1,762	[2]	Stericycle, Inc.	150,369
5,576		Textron, Inc.	260,176
149		Transdigm Group, Inc.	36,763
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
20,560		Union Pacific Corp.	$2,301,898
5,953	[2]	United Continental Holdings, Inc.	417,960
15,988		United Parcel Service, Inc.	1,718,070
3,745	[2]	United Rentals, Inc.	410,677
17,330		United Technologies Corp.	2,062,097
622	[2]	Verisk Analytics, Inc.	51,508
2,163		W. W. Grainger, Inc.	416,810
9,764		Waste Management, Inc.	710,624
3,105		Xylem, Inc.	159,628
		TOTAL	46,539,244
		Information Technology—22.0%
14,429		Accenture PLC	1,750,238
14,677		Activision Blizzard, Inc.	766,873
13,076	[2]	Adobe Systems, Inc.	1,748,784
14,037	[2]	Advanced Micro Devices, Inc.	186,692
7,478	[2]	Akamai Technologies, Inc.	455,709
1,303		Alliance Data Systems Corp.	325,268
6,705	[2]	Alphabet, Inc., Class A	6,198,907
6,699	[2]	Alphabet, Inc., Class C	6,069,026
3,717		Amphenol Corp., Class A	268,776
8,043		Analog Devices, Inc.	612,877
118,372		Apple, Inc.	17,004,138
30,285		Applied Materials, Inc.	1,229,874
3,890	[2]	Autodesk, Inc.	350,372
7,922		Automatic Data Processing, Inc.	827,770
8,847		Broadcom Ltd.	1,953,506
1,695		CSRA, Inc.	49,291
114,408		Cisco Systems, Inc.	3,897,881
6,323	[2]	Citrix Systems, Inc.	511,784
9,859	[2]	Cognizant Technology Solutions Corp.	593,808
22,644		Corning, Inc.	653,279
6,412		DXC Technology Co.	483,080
15,856	[2]	eBay, Inc.	529,749
6,860	[2]	Electronic Arts, Inc.	650,465
5,238	[2]	FIserv, Inc.	624,055
4,339		FLIR Systems, Inc.	159,371
1,151	[2]	F5 Networks, Inc.	148,629
53,277	[2]	Facebook, Inc.	8,004,869
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
6,860		Fidelity National Information Services, Inc.	$577,543
2,032	[2]	Gartner Group, Inc., Class A	231,831
2,859		Global Payments, Inc.	233,752
35,617		HP, Inc.	670,312
2,397		Harris Corp.	268,200
27,398		Hewlett Packard Enterprise Co.	510,425
113,305		Intel Corp.	4,095,976
19,312		International Business Machines Corp.	3,095,520
7,341		Intuit, Inc.	919,167
10,242		Juniper Networks, Inc.	307,977
1,090		KLA-Tencor Corp.	107,060
3,396		Lam Research Corp.	491,911
21,680		Mastercard, Inc., Class A	2,521,818
4,264		Microchip Technology, Inc.	322,273
21,631	[2]	Micron Technology, Inc.	598,530
174,927		Microsoft Corp.	11,975,502
3,993		Motorola Solutions, Inc.	343,278
12,854		NVIDIA Corp.	1,340,672
11,583		NetApp, Inc.	461,583
62,620		Oracle Corp.	2,815,395
7,947		Paychex, Inc.	471,098
24,660	[2]	PayPal Holdings, Inc.	1,176,775
2,203	[2]	Qorvo, Inc.	149,870
34,137		Qualcomm, Inc.	1,834,522
4,284	[2]	Red Hat, Inc.	377,335
15,054	[2]	Salesforce.com, Inc.	1,296,450
5,687		Seagate Technology	239,593
4,196		Skyworks Solutions, Inc.	418,509
12,933		Symantec Corp.	409,071
6,657	[2]	Synopsys, Inc.	490,621
8,628		TE Connectivity Ltd.	667,548
10,347	[2]	Teradata Corporation	301,925
23,133		Texas Instruments, Inc.	1,831,671
4,147		Total System Services, Inc.	237,665
2,537	[2]	Verisign, Inc.	225,590
39,385		Visa, Inc., Class A Shares	3,592,700
9,493		Western Digital Corp.	845,541
8,743		Western Union Co.	173,636
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
20,022		Xerox Corp.	$143,958
1,780		Xilinx, Inc.	112,336
18,828	[2]	Yahoo, Inc.	907,698
		TOTAL	103,847,908
		Materials—2.8%
5,247		Air Products & Chemicals, Inc.	737,204
2,097		Albemarle Corp.	228,384
2,597		Avery Dennison Corp.	216,096
866		Ball Corp.	66,587
19,254		Du Pont (E.I.) De Nemours	1,535,507
25,196		Dow Chemical Co.	1,582,309
3,867		Eastman Chemical Co.	308,393
6,296		Ecolab, Inc.	812,751
6,148		FMC Corp.	450,218
48,011	[2]	Freeport-McMoRan, Inc.	612,140
2,002		International Flavors & Fragrances, Inc.	277,457
8,389		International Paper Co.	452,754
7,963		LyondellBasell Industries NV, Class A	674,944
1,205		Martin Marietta Materials	265,329
9,509		Monsanto Co.	1,108,845
6,622		Mosaic Co./The	178,330
19,029		Newmont Mining Corp.	643,370
6,484		Nucor Corp.	397,664
3,579		PPG Industries, Inc.	393,117
6,829		Praxair, Inc.	853,488
4,108		Sealed Air Corp.	180,834
1,092		Sherwin-Williams Co.	365,471
2,732		Vulcan Materials Co.	330,244
10,051		WestRock Co.	538,332
		TOTAL	13,209,768
		Real Estate—2.9%
1,587		Alexandria Real Estate Equities, Inc.	178,553
9,244		American Tower Corp.	1,164,189
3,806		Apartment Investment & Management Co., Class A	166,475
1,853		Avalonbay Communities, Inc.	351,774
5,214		Boston Properties, Inc.	660,092
5,515	[2]	CBRE Group Inc.	197,492
8,346		Crown Castle International Corp.	789,532
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Real Estate—continued
3,150		Digital Realty Trust, Inc.	$361,746
2,227		Equinix, Inc.	930,218
4,649		Equity Residential Properties Trust	300,233
1,678		Essex Property Trust, Inc.	410,221
1,975		Federal Realty Investment Trust	258,508
15,152		General Growth Properties, Inc.	327,435
18,252		HCP, Inc.	572,200
29,334		Host Hotels & Resorts, Inc.	526,545
4,203		Iron Mountain, Inc.	146,096
11,633		Kimco Realty Corp.	236,034
2,983		Mid-American Apartment Communities, Inc.	295,944
16,500		ProLogis, Inc.	897,765
2,326		Public Storage	487,018
6,349		Realty Income Corp.	370,464
3,991		Regency Centers Corp.	252,151
1,844		SL Green Realty Corp.	193,491
7,493		Simon Property Group, Inc.	1,238,293
7,313		UDR, Inc.	273,067
7,670		Ventas, Inc.	490,957
6,097		Vornado Realty Trust	586,775
8,871		Welltower, Inc.	633,744
10,074		Weyerhaeuser Co.	341,206
		TOTAL	13,638,218
		Telecommunication Services—2.3%
139,743		AT&T, Inc.	5,538,015
14,314	[3]	CenturyLink, Inc.	367,440
6,955	[2]	Level 3 Communications, Inc.	422,586
92,950		Verizon Communications	4,267,335
		TOTAL	10,595,376
		Utilities—3.1%
35,292		AES Corp.	399,153
3,962		Alliant Energy Corp.	155,786
5,820		Ameren Corp.	318,296
10,402		American Electric Power Co., Inc.	705,568
3,539		American Water Works Co., Inc.	282,271
5,884		CMS Energy Corp.	267,134
18,083		CenterPoint Energy, Inc.	515,908
7,491		Consolidated Edison Co.	593,886
Semi-Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
3,591		DTE Energy Co.	$375,583
14,781		Dominion Resources, Inc.	1,144,493
15,230		Duke Energy Corp.	1,256,475
7,607		Edison International	608,332
973		Entergy Corp.	74,201
6,366		EverSource Energy	378,140
19,637		Exelon Corp.	680,029
8,508		FirstEnergy Corp.	254,730
10,911		NextEra Energy, Inc.	1,457,273
20,025		NRG Energy, Inc.	338,422
11,015		PG & E Corp.	738,556
16,601		PPL Corp.	632,664
2,299		Pinnacle West Capital Corp.	195,622
10,808		Public Service Enterprises Group, Inc.	476,092
3,562		Sempra Energy	402,577
17,779		Southern Co.	885,394
10,987		WEC Energy Group, Inc.	664,933
16,743		Xcel Energy, Inc.	754,272
		TOTAL	14,555,790
		TOTAL COMMON STOCKS (IDENTIFIED COST $149,278,349)	461,979,495
		INVESTMENT COMPANIES—1.7%[4]
735,397	[5]	Federated Government Obligations Fund, Institutional Shares, 0.65%[6]	735,397
7,287,920		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[6]	7,290,106
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,023,962)	8,025,503
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $157,302,311)[7]	470,004,998
		OTHER ASSETS AND LIABILITIES - NET—0.2%[8]	1,011,878
		TOTAL NET ASSETS—100%	$471,016,876
At April 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	21	$2,499,525	June 2017	$19,319
2S&P 500 Index Long Futures	9	$5,356,125	June 2017	$23,346
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$42,665
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Semi-Annual Shareholder Report

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $7,855,650 at April 30, 2017, which represents 1.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 99.8%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holdings.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.54	$16.06	$17.27	$16.34	$14.17	$12.83
Income From Investment Operations:
Net investment income	0.04[1]	0.11	0.11	0.09	0.11[1]	0.09
Net realized and unrealized gain on investments and futures contracts	1.61	0.32	0.51	2.29	3.29	1.60
TOTAL FROM INVESTMENT OPERATIONS	1.65	0.43	0.62	2.38	3.40	1.69
Less Distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.11)	(0.09)	(0.11)	(0.09)
Distributions from net realized gain on investments and futures contracts	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)
TOTAL DISTRIBUTIONS	(2.26)	(1.95)	(1.83)	(1.45)	(1.23)	(0.35)
Net Asset Value, End of Period	$13.93	$14.54	$16.06	$17.27	$16.34	$14.17
Total Return[2]	12.60%	3.19%	3.71%	15.74%	26.19%	13.43%
Ratios to Average Net Assets:
Net expenses	1.42%[3]	1.42%	1.42%	1.42%	1.43%	1.43%
Net investment income	0.54%[3]	0.75%	0.61%	0.56%	0.73%	0.72%
Expense waiver/reimbursement[4]	0.05%[3]	0.05%	0.04%	0.04%	0.04%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,586	$36,956	$40,273	$38,684	$37,078	$30,445
Portfolio turnover	16%	31%	31%	28%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.68	$16.19	$17.39	$16.45	$14.26	$12.90
Income From Investment Operations:
Net investment income	0.06[1]	0.15	0.16	0.13	0.16[1]	0.15
Net realized and unrealized gain on investments and futures contracts	1.63	0.34	0.52	2.31	3.31	1.61
TOTAL FROM INVESTMENT OPERATIONS	1.69	0.49	0.68	2.44	3.47	1.76
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.16)	(0.14)	(0.16)	(0.14)
Distributions from net realized gain on investments and futures contracts	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)
TOTAL DISTRIBUTIONS	(2.28)	(2.00)	(1.88)	(1.50)	(1.28)	(0.40)
Net Asset Value, End of Period	$14.09	$14.68	$16.19	$17.39	$16.45	$14.26
Total Return[2]	12.77%	3.56%	4.05%	16.05%	26.59%	13.89%
Ratios to Average Net Assets:
Net expenses	1.11%[3]	1.10%	1.10%	1.10%	1.07%	1.10%
Net investment income	0.86%[3]	1.07%	0.93%	0.87%	1.09%	1.03%
Expense waiver/reimbursement[4]	0.06%[3]	0.08%	0.06%	0.04%	0.04%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,300	$47,998	$45,190	$43,501	$47,403	$40,047
Portfolio turnover	16%	31%	31%	28%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.80	$16.31	$17.50	$16.54	$14.33	$12.96
Income From Investment Operations:
Net investment income	0.11[1]	0.28	0.27	0.27	0.27[1]	0.25
Net realized and unrealized gain on investments and futures contracts	1.65	0.31	0.54	2.31	3.33	1.62
TOTAL FROM INVESTMENT OPERATIONS	1.76	0.59	0.81	2.58	3.60	1.87
Less Distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.28)	(0.26)	(0.27)	(0.24)
Distributions from net realized gain on investments and futures contracts	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)
TOTAL DISTRIBUTIONS	(2.33)	(2.10)	(2.00)	(1.62)	(1.39)	(0.50)
Net Asset Value, End of Period	$14.23	$14.80	$16.31	$17.50	$16.54	$14.33
Total Return[2]	13.20%	4.30%	4.87%	16.94%	27.51%	14.74%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.60%[3]	1.82%	1.68%	1.62%	1.80%	1.80%
Expense waiver/reimbursement[4]	0.08%[3]	0.09%	0.07%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$223,950	$208,577	$257,742	$266,292	$252,517	$198,656
Portfolio turnover	16%	31%	31%	28%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.69	$16.20	$17.40	$16.45	$14.26	$12.90
Income From Investment Operations:
Net investment income	0.09[1]	0.21	0.21	0.22	0.23[1]	0.20
Net realized and unrealized gain on investments and futures contracts	1.64	0.34	0.54	2.30	3.30	1.62
TOTAL FROM INVESTMENT OPERATIONS	1.73	0.55	0.75	2.52	3.53	1.82
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.23)	(0.21)	(0.22)	(0.20)
Distributions from net realized gain on investments and futures contracts	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)	(0.26)
TOTAL DISTRIBUTIONS	(2.31)	(2.06)	(1.95)	(1.57)	(1.34)	(0.46)
Net Asset Value, End of Period	$14.11	$14.69	$16.20	$17.40	$16.45	$14.26
Total Return[2]	13.08%	4.01%	4.52%	16.62%	27.11%	14.38%
Ratios to Average Net Assets:
Net expenses	0.66%[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.35%[3]	1.52%	1.38%	1.32%	1.53%	1.50%
Expense waiver/reimbursement[4]	0.35%[3]	0.36%	0.35%	0.35%	0.36%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$158,181	$180,503	$218,171	$270,634	$251,893	$259,304
Portfolio turnover	16%	31%	31%	28%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $714,103 of securities loaned and $8,025,503 of investment in affiliated holdings (identified cost $157,302,311)		$470,004,998
Restricted cash (Note 2)		330,000
Income receivable		468,337
Receivable for shares sold		1,471,028
TOTAL ASSETS		472,274,363
Liabilities:
Payable for shares redeemed	$248,950
Payable for daily variation margin on futures contracts	8,353
Payable for collateral due to broker for securities lending	735,397
Payable to adviser (Note 5)	9,741
Payable for transfer agent fee	75,485
Payable for portfolio accounting fees	55,157
Payable for distribution services fee (Note 5)	51,733
Payable for other service fees (Notes 2 and 5)	52,680
Accrued expenses (Note 5)	19,991
TOTAL LIABILITIES		1,257,487
Net assets for 33,292,474 shares outstanding		$471,016,876
Net Assets Consist of:
Paid-in capital		$127,748,798
Net unrealized appreciation of investments and futures contracts		312,745,352
Accumulated net realized gain on investments and futures contracts		30,665,093
Distributions in excess of net investment income		(142,367)
TOTAL NET ASSETS		$471,016,876
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($40,586,162 ÷ 2,912,830 shares outstanding), no par value, unlimited shares authorized	$13.93
Offering price per share	$13.93
Redemption proceeds per share (99.00/100 of $13.93)	$13.79
Class R Shares:
Net asset value per share ($48,300,082 ÷ 3,426,986 shares outstanding), no par value, unlimited shares authorized	$14.09
Offering price per share	$14.09
Redemption proceeds per share	$14.09
Institutional Shares:
Net asset value per share ($223,949,541 ÷ 15,738,217 shares outstanding), no par value, unlimited shares authorized	$14.23
Offering price per share	$14.23
Redemption proceeds per share	$14.23
Service Shares:
Net asset value per share ($158,181,091 ÷ 11,214,441 shares outstanding), no par value, unlimited shares authorized	$14.11
Offering price per share	$14.11
Redemption proceeds per share	$14.11
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Dividends (including $58,688 received from affiliated holdings (Note 5))			$4,650,394
Interest (including income on securities loaned of $3,597)			3,692
TOTAL INCOME			4,654,086
Expenses:
Management fee (Note 5)		$707,010
Custodian fees		23,983
Transfer agent fee (Note 2)		236,574
Directors'/Trustees' fees (Note 5)		3,987
Auditing fees		12,794
Legal fees		6,970
Portfolio accounting fees		61,097
Distribution services fee (Note 5)		531,220
Other service fees (Notes 2 and 5)		266,092
Share registration costs		30,750
Printing and postage		17,024
Miscellaneous (Note 5)		17,951
TOTAL EXPENSES		1,915,452
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(112,684)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(308,247)
TOTAL WAIVERS AND REIMBURSEMENTS		(420,931)
Net expenses			1,494,521
Net investment income			3,159,565
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			34,961,289
Net realized gain on futures contracts			1,584,389
Net change in unrealized appreciation of investments			18,401,932
Net change in unrealized depreciation of futures contracts			358,245
Net realized and unrealized gain on investments and futures contracts			55,305,855
Change in net assets resulting from operations			$58,465,420
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,159,565	$7,593,690
Net realized gain on investments and futures contracts	36,545,678	72,117,973
Net change in unrealized appreciation/depreciation of investments and futures contracts	18,760,177	(62,599,635)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	58,465,420	17,112,028
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(174,516)	(292,236)
Class R Shares	(289,861)	(467,459)
Institutional Shares	(1,964,753)	(3,920,343)
Service Shares	(1,383,079)	(2,931,970)
Distributions from net realized gain on investments and futures contracts
Class C Shares	(5,575,174)	(4,570,725)
Class R Shares	(7,002,576)	(5,000,498)
Institutional Shares	(30,324,651)	(28,096,248)
Service Shares	(25,749,607)	(23,643,011)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(72,464,217)	(68,922,490)
Share Transactions:
Proceeds from sale of shares	103,294,583	91,076,784
Net asset value of shares issued to shareholders in payment of distributions declared	67,695,236	63,289,138
Cost of shares redeemed	(160,007,443)	(189,898,578)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,982,376	(35,532,656)
Change in net assets	(3,016,421)	(87,343,118)
Net Assets:
Beginning of period	474,033,297	561,376,415
End of period (including undistributed (distributions in excess of) net investment income of $(142,367) and $510,277, respectively)	$471,016,876	$474,033,297
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $420,931 is disclosed in various locations in this Note 2 and Note 5. For the six months ended April 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$17,693	$—
Class R Shares	71,970	(3,356)
Institutional Shares	69,966	(37,657)
Service Shares	76,945	(49,918)
TOTAL	$236,574	$(90,931)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$48,776
Service Shares	217,316
TOTAL	$266,092
For the six months ended April 30, 2017, the Fund's Institutional Shares did not incur other service fees.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $15,554,194. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$714,103	$735,397
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$(42,665)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	1,584,389

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	358,245
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	448,842	$6,150,627	586,302	$8,320,460
Shares issued to shareholders in payment of distributions declared	416,710	5,389,426	321,952	4,516,524
Shares redeemed	(493,845)	(6,764,572)	(874,884)	(12,383,362)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	371,707	$4,775,481	33,370	$453,622
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	553,669	$7,594,303	1,196,352	$17,299,556
Shares issued to shareholders in payment of distributions declared	527,570	6,904,504	364,798	5,168,336
Shares redeemed	(923,069)	(12,827,672)	(1,082,759)	(15,587,958)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	158,170	$1,671,135	478,391	$6,879,934

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,327,411	$76,789,566	2,753,720	$39,512,781
Shares issued to shareholders in payment of distributions declared	2,193,452	29,035,645	1,960,085	27,997,804
Shares redeemed	(5,875,022)	(83,888,494)	(6,427,160)	(92,687,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,645,841	$21,936,717	(1,713,355)	$(25,176,711)

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	918,158	$12,760,087	1,807,628	$25,943,987
Shares issued to shareholders in payment of distributions declared	2,010,891	26,365,661	1,806,439	25,606,474
Shares redeemed	(4,001,116)	(56,526,705)	(4,794,106)	(69,239,962)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,072,067)	$(17,400,957)	(1,180,039)	$(17,689,501)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,103,651	$10,982,376	(2,381,633)	$(35,532,656)
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $157,302,311. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $312,702,687. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $313,915,740 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,213,053.
5. INVESTMENT MANAGER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the Manager voluntarily waived $104,725 of its fee.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$146,672	$—
Class R Shares	122,618	—
Service Shares	261,930	(217,316)
TOTAL	$531,220	$(217,316)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2017, FSC retained $103,461 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2017, FSC retained $2,036 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2017, FSSC received $1,753 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018 ; or (b) the date of the
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Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment manager fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2017, the Manager reimbursed $7,959. Transactions involving the affiliated holdings during the six months ended April 30, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	426,423	6,100,715	(5,791,741)	735,397	$735,397	$1,416
Federated Institutional Prime Value Obligations Fund, Institutional Shares	20,018,974	53,837,346	(66,568,400)	7,287,920	7,290,106	57,272
Total of Affiliated Transactions	20,445,397	59,938,061	(72,360,141)	8,023,317	8,025,503	58,688
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$73,641,795
Sales	$118,612,482
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2016	Ending Account Value 04/30/2017	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,126.00	$7.49
Class R Shares	$1,000	$1,127.70	$5.86
Institutional Shares	$1,000	$1,132.00	$1.90
Service Shares	$1,000	$1,130.80	$3.49
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.80	$7.10
Class R Shares	$1,000	$1,019.30	$5.56
Institutional Shares	$1,000	$1,023.00	$1.81
Service Shares	$1,000	$1,021.50	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.42%
Class R Shares	1.11%
Institutional Shares	0.36%
Service Shares	0.66%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
federated max-cap index fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Semi-Annual Shareholder Report

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
Semi-Annual Shareholder Report

should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017